Stock options (Details 2) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expected dividends paid per common share
Expected life in years	5 years	5 years	4 years 10 months 24 days
Expected volatility in the price of common shares	58.00%	85.00%	105.00%
Risk free interest rate	0.75%	0.75%	1.00%
Weighted average fair market value per share at grant date	$ 0.99	$ 0.99	$ 1.28
Intrinsic (or "in-the-money") value per share of options exercised	$ 0.45	$ 0.45	$ 1.40